Lease Accounting - Lessor accounting (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Minimum rental and sublease income	$ 900	$ 800
Contingent rental income		$ 100
Future minimum rental payments due to lessor under operating leases (including subleases)
2022	705
2023	485
2024	485
2025	485
2026	242
Total	$ 2,402
Minimum [Member]
Lessee, Lease, Description [Line Items]
Initial lease terms	1 year
Maximum [Member]
Lessee, Lease, Description [Line Items]
Initial lease terms	3 years